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                                 PAYDEN & RYGEL
                       333 South Grand Avenue, 32nd Floor
                          Los Angeles, California 90071
                            Telephone (213) 625-1900

                                 April 25, 2008


WRITER'S DIRECT
DIAL NUMBER
(213) 830-4255

Securities and Exchange Commission
Attention: James O'Connor
100 "F" Street, N.E.
Washington, D.C. 20549

         Re:  The Payden & Rygel Investment Group
              Post Effective Amendment No. 57 to
              Form N-1A Registration Statement
              File Nos. 811-6625, 33-46973
              CIK No. 0000885709

Dear Mr. O'Connor:

         Concurrently with this letter, we are filing electronically with the Securities and Exchange Commission (the "Commission) on behalf of The Payden & Rygel Investment Group (the "Fund"), pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 57 to the Fund's Registration Statement on Form N-1A under the 1933 Act and Amendment No. 58 under the Investment Company Act of 1940, as amended (the "Filing"). The Filing is with respect to a new series of the Fund, the Payden/Kravitz Cash Balance Plan Fund.


         Should you have any questions on the foregoing, please do not hesitate to contact the undersigned at the number set forth above. Thank you for your assistance.

Very truly yours,


Edward S. Garlock
Managing Principal and
General Counsel